DSS AMERICAFIRST QUANTITATIVE FUNDS

275 Wiregrass Parkway
West Henrietta, NY 14586

October 25, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:

Filings - Rule 497(j)

Re:

DSS AmericaFirst Quantitative Funds – DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Income Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Large Cap Share Buyback Fund Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File No. 333-179594, CIK No. 0001539996)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by DSS AmericaFirst Quantitative Funds (the "Trust"), on behalf of the DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Income Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Large Cap Share Buyback Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 32 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 2023 (SEC Accession No. 0001162044-23-001067).

Questions related to this filing should be directed to Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/

Bob Anastasi

Treasurer

4889-6077-0954.1